CONDENSED CONSOLIDATED BALANCE SHEETS(Parenthetical) - $ / shares	Jun. 30, 2023	Mar. 31, 2023	Feb. 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 08, 2021
Shares Outstanding	21,257,708	21,257,708		21,257,708	21,257,708
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	207,450,050	207,450,050		207,450,050	207,450,050
Common shares, shares issued	138,848,177			138,848,177	138,848,177
Common shares, shares outstanding	138,825,356			138,825,356	138,825,356
PRIVETERRA ACQUISITION CORP.
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000	1,000,000
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
PRIVETERRA ACQUISITION CORP. | Class A Common stock
Shares Outstanding	25,597,728
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	280,000,000			280,000,000	280,000,000
PRIVETERRA ACQUISITION CORP. | Class A common stock subject to redemption
Shares Outstanding	2,002,272			27,600,000	27,600,000
Redemption price per share	$ 10.58			$ 10.09	$ 10.00
PRIVETERRA ACQUISITION CORP. | Class A common stock not subject to redemption
Common shares, shares issued	0			0	0
Common shares, shares outstanding	0			0	0
PRIVETERRA ACQUISITION CORP. | Class B common stock
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000			20,000,000	20,000,000
Common shares, shares issued	6,900,000			6,900,000	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000			6,900,000	6,900,000	6,900,000